Borrowings - Secured debentures (Details) - USD ($) $ in Thousands	1 Months Ended
	May 31, 2019	Feb. 28, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 15	$ 36
Secured debentures
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 3,000	$ 4,000
Secured debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%	10.00%
Deferred Financings Costs | Secured debentures
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 40